Finance cost, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest expense on borrowings, including leases	$ 25,846	$ 23,545	$ 21,818
Line of credit commitment fees	657	694	710
Net interest costs on pension and OPEB benefits	37	64	39
Accretion expense on provisions	2,309	1,813	976
(Benefit)/cost from interest rate swap	(71)	186	(3,461)
Capitalized interest	(732)	(2,826)	(466)
Finance income	(1,468)	(950)	(436)
Other	(403)	(282)	(102)
Total finance cost, net	$ 26,175	$ 22,244	$ 19,078